UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

 ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

❑	☒ Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

❑	☐ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

❑	☐ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

Date of Report (Date of earliest event reported):
February 13, 2012

CFC ADVANTAGE LLC1
(Exact name of securitizer as specified in its charter)

021-100838	0001392273
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John J. List, General Counsel, (703) 467-7404
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐
________
1 CFC Advantage LLC, as depositor, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period for the Series 2007-1 Rural Utilities Trust and the Series 2007-2 Rural Utilities Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CFC ADVANTAGE LLC

By: /s/ John J. List
John J. List
Senior Vice President and General Counsel

Dated:  February 13, 2012